Finance income and expense	9 Months Ended
Sep. 30, 2025
Finance income and expense [Abstract]
Finance income and expense
4.	Finance income and expense

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
	$’000	$’000	$’000	$’000
Finance income
Finance income on cash, cash equivalents and other financial assets	387	567	2,275	1,647
Gain on cash equivalents and other financial assets at fair value through profit and loss (“FVTPL”)	1,782	1,097	4,346	3,235
Interest income under effective interest rate method at fair value through other comprehensive income (“FVOCI”)	614	871	1,995	2,878
Finance income	2,783	2,535	8,616	7,760

Finance expense
Finance expense on investments	(13)	(169)	(346)	(500)
Finance expense on lease liability	(8)	(12)	(27)	(38)
Finance expense	(21)	(181)	(373)	(538)